Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 29, 2016
Registrant Name	dei_EntityRegistrantName	Asset Management Fund
Central Index Key	dei_EntityCentralIndexKey	0000705318
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AMF
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 29, 2016
Prospectus Date	rr_ProspectusDate	Nov. 29, 2016
Asset Management Fund - AAAMCO Ultrashort Financing Fund | AAAMCO Ultrashort Financing Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Ultrashort Financing Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. However, since many of the Fund’s repurchase agreement investments do not result in transaction costs, and are short term in nature, a higher turnover rate may not be indicative of higher trading costs and/or higher taxes. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate is not disclosed because as of the date of this prospectus, the Fund had not commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures reflect the fee waiver for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of repurchase agreements.

Fund Investments

Repurchase agreements, or “repos”, are short term transactions in which the Fund purchases a security and simultaneously agrees to sell it back to the same counterparty at a later date. The difference in the purchase price and the sale price represents the return on the transaction for the Fund. The Fund will always require the counterparty to deliver eligible securities as defined in the repurchase agreement to the Fund with a market value that is greater than the sale price as collateral in exchange for the funds advanced by the Fund at the outset of the transaction. This collateral seeks to provide the Fund protection should the counterparty not perform based on the terms of the repurchase agreement. The percentage difference between the value of the securities received in the transaction and the purchase price is known as the “haircut”. Additionally, the Fund will continue to monitor the market value of the securities collateral to seek to maintain the initial haircut. For example, if the market value of the securities collateral declines, the Fund will require the counterparty to immediately deliver more eligible securities or cash to maintain the agreed upon haircut.

The Fund may enter into repurchase agreements with a broad variety of counterparties including, but not limited to, financial institutions, broker/dealers, insurance companies, REITs, investment companies and private funds. All counterparties must meet the Adviser’s credit guidelines. The Fund will seek to limit the collateral backing repurchase agreements to assets which qualify for investment by commercial banks with a focus on U.S. government, U.S. government agency, and investment grade fixed income securities, such as corporate bonds, general obligation municipal debt, or asset-backed securities. In addition, the Fund will seek to invest in repurchase agreements consistent with the rules and regulations outlined in the U.S. Code of Federal Regulations by federal banking regulators for national banks. The Fund’s Custodian will hold the securities collateral, although the Fund may engage with a variety of additional qualified custodians for specific transactions when the additional qualified custodian has been approved by the Board of Trustees of the Trust.

Under normal market conditions, the Fund also expects to hold approximately 5-15% of its total net assets directly in short-term U.S. government and U.S. government agency securities to serve as a source of immediate liquidity. These securities will include U.S. Treasury Bills and Notes, government agency discount notes, and other short maturity government and government agency fixed income and mortgage-backed securities that meet the investment criteria for the Fund. These securities will be held primarily to manage the regular subscriptions and redemptions in the Fund, effectively providing a buffer against net redemptions in the Fund and to provide additional cash should new repurchase agreement opportunities arise. The Fund will only directly hold non-government securities when the Fund has taken possession of such assets due to the liquidation of a repurchase agreement.

Under normal market and interest rate conditions, the Fund will target an effective duration similar to the duration of a 1 - month U.S. Treasury Bill with a maximum duration of a 3 - month U.S. Treasury Bill.

The Fund will seek to limit its investments and investment techniques so as to qualify as a permissible investment for nationally chartered banks under current applicable federal laws and regulations. See the “Regulatory Risk” sections below for a discussion of recent changes in applicable federal laws and regulations. Nationally chartered banks should consult with their legal counsel regarding federal laws and regulations applicable to their investment in the Fund. The Fund also encourages state chartered commercial banks to consult their legal counsel regarding whether shares of the Fund are a permissible investment under their state law.

The Fund is not a money market fund and its share price may fluctuate.  The Fund does not follow the portfolio quality and risk diversification or other risk limiting provisions required of money market funds pursuant to Rule 2a-7 and does not qualify for the tax relief afforded to money market funds by the U.S. Treasury.  Unlike a money market fund, the Fund is not subject to the risk-limiting conditions of Rule 2a-7 under the Investment Company Act of 1940 with respect to portfolio maturity, quality, diversification and liquidity.  Because of this, the fund may have exposures to these risks that are different from, and in some cases higher than, a prime money market fund (see the “Principal Risks” section).  The Fund expects to enter into repurchase agreements with counterparties, such as broker/dealers, REITs, investment companies and private funds that are not typically used by money market funds. The Fund may invest up to 15% of its total assets in illiquid securities (e.g., repurchase agreements with a maturity of greater than seven days).  Because the Fund will invest in repurchase agreements collateralized by securities other than cash and government securities, the Fund would at times not meet the portfolio diversification requirements of Rule 2a-7.

Investment Process

The investment process is structured to provide a robust oversight structure for the investment strategies pursued by the Adviser. The Adviser’s portfolio management team is responsible for sourcing borrowers seeking repurchase agreement financing. The Adviser maintains a separate credit committee (the “Adviser’s Credit Committee”) composed of individuals with extensive backgrounds in evaluating counterparty credit, risk management, analyzing fixed income securities, and structuring repurchase and financing agreements. The Adviser’s Credit Committee is tasked with approving the terms under which the Fund may engage with specific counterparties and operates independently from the Adviser’s portfolio management team Based on the due diligence deliverables developed by the Adviser’s Credit Committee, the Adviser’s portfolio management team will present counterparties to the Adviser’s Credit Committee for approval.

The Adviser’s Credit Committee will approve all counterparties for repurchase agreements, taking into consideration the creditworthiness of the counterparty as well as the securities used as collateral for the repurchase agreement, the haircut applied to the collateral, and the legal terms and conditions of the legal documents governing the repurchase agreement.

Once a counterparty has been approved and a repurchase agreement funded, the Adviser’s portfolio management team will then be responsible for the oversight of the counterparty and all transactions associated with that counterparty. The Fund’s sub-adviser will develop risk management analytics that will be utilized by the Adviser’s portfolio management team to oversee outstanding repurchase agreements and to seek to insure that the value of the collateral is sufficient according to the terms of each repurchase agreement.

All counterparties will be reviewed at a monthly Credit Committee meeting to confirm that the credit and financial terms under which they were approved remain in place and all outstanding repurchase agreements are reviewed daily to verify that the transaction is properly collateralized. Members of the Fund’s sub-adviser will also present to the Credit Committee to review the compliance with the terms of each repurchase agreement.

For securities purchased in lieu of repurchase agreements, the Adviser’s portfolio management team is responsible for selecting these investments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not insured or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Repurchase Agreement and Counterparty Risk. Repurchase agreements are transactions in which the Fund buys a security from another financial institution and simultaneously agrees to sell the security back at a mutually agreed-upon time and price. Repurchase agreements expose the Fund to the risk that the counterparty to the Fund defaults on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement or is unable to provide additional eligible securities as margin when required by the Fund. In this circumstance, the Fund could lose money if it cannot sell the underlying instruments above the purchase price. In this case, the Adviser will determine if it is in the best interest of the shareholders to immediately liquidate the collateral or to hold the collateral until market conditions improve and a better sale price on the collateral can be obtained. Should the liquidation proceeds of the securities collateral be greater than the purchase price, the Fund does not suffer any loss.

Credit Risk. If the counterparty to a repurchase agreement defaults, and the collateral cannot be liquidated at a price greater than the original purchase price, the Fund would lose money. If the counterparty to a financial contract is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations, the Fund could lose money. Credit risk arises from the risk that one or more debt securities in the Fund’s portfolio will decline in value due to the failure to pay principal or interest when due or due to the market perception that the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. The Fund will only directly hold, non-government securities when a counterparty has defaulted on a repurchase agreement collateralized by such securities and the Adviser determines that it is in the best interest of the Fund to hold the securities.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. During periods of sustained rising rates, fixed income risks will be amplified. On the other hand, if rates fall, the value of the fixed income securities generally increases. An investment in the Fund will decline in value if the value of the Fund’s investments decrease. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of an investment in the Fund.

Interest Rate Risk Interest rate risk is a function of the Fund’s asset sensitivity to price changes due to changes in market interest rates and is generally measured by duration. The higher a securities duration, the more sensitive is that security price to a change in market interest rates. For example, a security with a one year duration will decline in price by approximately 1% if market interest rates increase by 100 basis points.

As of the date of this prospectus, interest rates continue to be near historic lows due to, among other things, government policies. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant and negatively impact the Fund’s net asset value.

Government Agency Risk. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Liquidity Risk. Trading opportunities are more limited for certain securities that have complex terms or that are not widely held, or that have been adversely affected by turmoil in the capital markets. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. Repurchase agreements with a remaining term in excess of seven (7) days are considered illiquid. As such, the Fund will limit its investment in repurchase agreements with a maturity of greater than 7 days or other illiquid securities to no more than 15% of the Fund’s total net assets.

Management Risk. The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk. The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risks.

Regulatory Risk. On July 21, 2010, President Obama signed the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). Among other things, this statute has brought about a number of changes that impact the types of investment securities in which a financial institution may invest based upon capital and surplus, replaces the definition of investment grade used by financial institutions with a more subjective standard and requires more stringent risk-based capital levels, and may therefore impact the permissible investments of the Fund. Additional issues may arise as more regulations are implemented pursuant to the Dodd-Frank Act.

The federal banking agencies recently finalized rules implementing Section 619 of the Dodd-Frank Act (commonly known as the “Volcker Rule”). Covered banking organizations were required to fully conform their activities and investments to the requirements of the Volcker Rule by July 21, 2015. As a result of the Volcker Rule, it may be necessary for the Fund to modify the types of investments and investment techniques it currently utilizes to ensure that the investments and investment techniques are only those which a financial institution may continue to invest in. While no changes to investments or investment techniques have yet been identified as necessary, such changes may become evident as the Fund proceeds with its analysis of the impact of the Volcker Rule. Any such change to the Fund’s investments or investment techniques may have a negative impact on a financial institution’s investment in the Fund.

For a more detailed discussion of regulatory risk, please refer to the “Additional Risk Information” section below.

Valuation Risk. The Fund will obtain third party market valuations for all securities owned by the Fund or used as collateral in repurchase agreements. In certain circumstances, the investment advisor will seek outside confirmation of market values from broker/dealers which it believes to be market-makers in the securities in question. This process will be used when the Adviser believes that the third party valuation does not adequately represent the market value of the securities in question. Fair value pricing, if used, is inherently a process of estimates and judgments. Fair value prices established by the Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that the Fund could purchase or sell a portfolio of investments at the market or fair value price used to calculate the Fund’s net asset value, or that the market or fair value price used to value the collateral held in a repurchase agreement represents the price at which the collateral can be liquidated. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund does not have investment returns for a full calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. The Fund intends to compare its performance to the 1 Month LIBOR and the Barclays U.S. Government Corporate Short Term Index. Shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling (800) 247-9780.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund does not have investment returns for a full calendar year, no investment return information is presented for the Fund at this time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund intends to compare its performance to the 1 Month LIBOR and the Barclays U.S. Government Corporate Short Term Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 247-9780
Asset Management Fund - AAAMCO Ultrashort Financing Fund | AAAMCO Ultrashort Financing Fund | CLASS I SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	REPOX
Management Fees	rr_ManagementFeesOverAssets	0.30%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	$ 171
Asset Management Fund - AAAMCO Ultrashort Financing Fund | AAAMCO Ultrashort Financing Fund | CLASS Y SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	REPYX
Management Fees	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
3 Years	rr_ExpenseExampleYear03	$ 145

[1]	Other Expenses are estimated for the current fiscal year.
[2]	Austin Atlantic Asset Management Company(the "Adviser') has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) exceed 0.30% for Class Y shares and 0.35% for Class I shares through February 28, 2018. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement, whichever is lower. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the investment advisory agreement.